RISK MANAGEMENT (Details 22) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non Life [Member]
IfrsStatementLineItems [Line Items]
Gross of reinsurance	R$ (54,511)	R$ (42,995)
Net of reinsurance	(54,324)	(42,811)
Life [Member]
IfrsStatementLineItems [Line Items]
Gross of reinsurance	(34,000)	(32,770)
Net of reinsurance	(33,811)	(32,636)
Health (Health and Dental) [member]
IfrsStatementLineItems [Line Items]
Gross of reinsurance	(200,709)	(167,181)
Net of reinsurance	R$ (200,709)	R$ (167,181)